Acquisition of subsidiaries (Acquisition of Shaanxi Zhongmao Economy Development Co., Ltd. (Details) - USD ($)		1 Months Ended	12 Months Ended
		Feb. 23, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total consideration:
Net inflow of cash and cash equivalents			$ 0	$ 15,055,431	$ 0
Bargain purchase gain recognized in other income		$ 2,004,507	$ 0	$ 2,004,507	$ 0
Shaanxi Zhongmao Economy Development Co., Ltd. ("Shaanxi Zhongmao") [Member]
Total consideration:
Cash consideration paid		0
Cash and cash equivalents acquired		15,055,431
Net inflow of cash and cash equivalents		15,055,431
Purchase consideration		516,086
Fair value of non-controlling interest		5,724,339
Fair value of previously held equity interests	[1]	8,581,461
Bargain purchase gain recognized in other income		2,004,507
Fair value of net identifiable assets acquired:
Cash and cash equivalents		15,055,431
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Restricted Cash		16,560,251
Real estate properties under development		180,647,050
Property and equipment, net		329,582
Current assets		54,780,760
Current liabilities		(250,546,681)
Net assets acquired		$ 16,826,393

[1]	A measurement gain of US$2,100,563 was recognized and recorded in other income in relation to the revaluation of the Group’s previously held equity interest of Shaanxi Zhongmao in the consolidated statement of comprehensive income for the year ended December 31, 2016. As Shaanxi Zhongmao is a private company, the fair value of the Group’s previously held equity interest is estimated based on asset-based approach using significant unobservable inputs that market participants would consider, which mainly include estimated revenue and estimated cost for the construction project.